Insurance and Reinsurance Contract Assets and Liabilities - Effect of New Business Recognized in the Year (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reinsurance contracts held
Disclosure of effect of insurance contracts initially recognised [line items]
Recoveries and reversals of recoveries of losses on onerous underlying contracts	$ (187)	$ (372)
Amount included in reinsurance assets for the year	48	57
Estimates of present value of cash outflows | Reinsurance contracts held
Disclosure of effect of insurance contracts initially recognised [line items]
Amount included in reinsurance assets for the year	(9,402)	(20,816)
Estimates of PV of future cash flows | Reinsurance contracts held
Disclosure of effect of insurance contracts initially recognised [line items]
Amount included in reinsurance assets for the year	8,322	18,990
Risk adjustment for non-financial risk | Reinsurance contracts held
Disclosure of effect of insurance contracts initially recognised [line items]
Amount included in reinsurance assets for the year	825	1,261
Contractual service margin | Reinsurance contracts held
Disclosure of effect of insurance contracts initially recognised [line items]
Amount included in reinsurance assets for the year	303	622
Non-Onerous | Insurance contracts issued
Disclosure of effect of insurance contracts initially recognised [line items]
Contracts initially recognized during the year	0	0
Non-Onerous | Estimates of present value of cash outflows | Insurance contracts issued
Disclosure of effect of insurance contracts initially recognised [line items]
Contracts initially recognized during the year	44,670	35,333
Non-Onerous | Insurance acquisition cash flows | Insurance contracts issued
Disclosure of effect of insurance contracts initially recognised [line items]
Contracts initially recognized during the year	8,049	6,426
Non-Onerous | Claims and other insurance service expenses payable | Insurance contracts issued
Disclosure of effect of insurance contracts initially recognised [line items]
Contracts initially recognized during the year	36,621	28,907
Non-Onerous | Estimates of PV of future cash flows | Insurance contracts issued
Disclosure of effect of insurance contracts initially recognised [line items]
Contracts initially recognized during the year	(50,005)	(39,381)
Non-Onerous | Risk adjustment for non-financial risk | Insurance contracts issued
Disclosure of effect of insurance contracts initially recognised [line items]
Contracts initially recognized during the year	1,034	853
Non-Onerous | Contractual service margin | Insurance contracts issued
Disclosure of effect of insurance contracts initially recognised [line items]
Contracts initially recognized during the year	4,301	3,195
Onerous | Insurance contracts issued
Disclosure of effect of insurance contracts initially recognised [line items]
Recoveries and reversals of recoveries of losses on onerous underlying contracts	81	104
Onerous | Estimates of present value of cash outflows | Insurance contracts issued
Disclosure of effect of insurance contracts initially recognised [line items]
Recoveries and reversals of recoveries of losses on onerous underlying contracts	1,209	2,170
Onerous | Insurance acquisition cash flows | Insurance contracts issued
Disclosure of effect of insurance contracts initially recognised [line items]
Recoveries and reversals of recoveries of losses on onerous underlying contracts	258	398
Onerous | Claims and other insurance service expenses payable | Insurance contracts issued
Disclosure of effect of insurance contracts initially recognised [line items]
Recoveries and reversals of recoveries of losses on onerous underlying contracts	951	1,772
Onerous | Estimates of PV of future cash flows | Insurance contracts issued
Disclosure of effect of insurance contracts initially recognised [line items]
Recoveries and reversals of recoveries of losses on onerous underlying contracts	(1,196)	(2,165)
Onerous | Risk adjustment for non-financial risk | Insurance contracts issued
Disclosure of effect of insurance contracts initially recognised [line items]
Recoveries and reversals of recoveries of losses on onerous underlying contracts	68	99
Onerous | Contractual service margin | Insurance contracts issued
Disclosure of effect of insurance contracts initially recognised [line items]
Recoveries and reversals of recoveries of losses on onerous underlying contracts	0	0
Asia | Reinsurance contracts held
Disclosure of effect of insurance contracts initially recognised [line items]
Amount included in reinsurance assets for the year	20	16
Asia | Estimates of present value of cash outflows | Reinsurance contracts held
Disclosure of effect of insurance contracts initially recognised [line items]
Amount included in reinsurance assets for the year	(2,316)	(7,144)
Asia | Estimates of PV of future cash flows | Reinsurance contracts held
Disclosure of effect of insurance contracts initially recognised [line items]
Amount included in reinsurance assets for the year	2,032	6,950
Asia | Risk adjustment for non-financial risk | Reinsurance contracts held
Disclosure of effect of insurance contracts initially recognised [line items]
Amount included in reinsurance assets for the year	140	189
Asia | Contractual service margin | Reinsurance contracts held
Disclosure of effect of insurance contracts initially recognised [line items]
Amount included in reinsurance assets for the year	164	21
Asia | Non-Onerous | Insurance contracts issued
Disclosure of effect of insurance contracts initially recognised [line items]
Contracts initially recognized during the year	0	0
Asia | Non-Onerous | Estimates of present value of cash outflows | Insurance contracts issued
Disclosure of effect of insurance contracts initially recognised [line items]
Contracts initially recognized during the year	32,414	26,508
Asia | Non-Onerous | Insurance acquisition cash flows | Insurance contracts issued
Disclosure of effect of insurance contracts initially recognised [line items]
Contracts initially recognized during the year	5,951	4,764
Asia | Non-Onerous | Claims and other insurance service expenses payable | Insurance contracts issued
Disclosure of effect of insurance contracts initially recognised [line items]
Contracts initially recognized during the year	26,463	21,744
Asia | Non-Onerous | Estimates of PV of future cash flows | Insurance contracts issued
Disclosure of effect of insurance contracts initially recognised [line items]
Contracts initially recognized during the year	(36,561)	(29,664)
Asia | Non-Onerous | Risk adjustment for non-financial risk | Insurance contracts issued
Disclosure of effect of insurance contracts initially recognised [line items]
Contracts initially recognized during the year	741	600
Asia | Non-Onerous | Contractual service margin | Insurance contracts issued
Disclosure of effect of insurance contracts initially recognised [line items]
Contracts initially recognized during the year	3,406	2,556
Asia | Onerous | Insurance contracts issued
Disclosure of effect of insurance contracts initially recognised [line items]
Recoveries and reversals of recoveries of losses on onerous underlying contracts	40	44
Asia | Onerous | Estimates of present value of cash outflows | Insurance contracts issued
Disclosure of effect of insurance contracts initially recognised [line items]
Recoveries and reversals of recoveries of losses on onerous underlying contracts	554	1,019
Asia | Onerous | Insurance acquisition cash flows | Insurance contracts issued
Disclosure of effect of insurance contracts initially recognised [line items]
Recoveries and reversals of recoveries of losses on onerous underlying contracts	117	147
Asia | Onerous | Claims and other insurance service expenses payable | Insurance contracts issued
Disclosure of effect of insurance contracts initially recognised [line items]
Recoveries and reversals of recoveries of losses on onerous underlying contracts	437	872
Asia | Onerous | Estimates of PV of future cash flows | Insurance contracts issued
Disclosure of effect of insurance contracts initially recognised [line items]
Recoveries and reversals of recoveries of losses on onerous underlying contracts	(540)	(1,002)
Asia | Onerous | Risk adjustment for non-financial risk | Insurance contracts issued
Disclosure of effect of insurance contracts initially recognised [line items]
Recoveries and reversals of recoveries of losses on onerous underlying contracts	26	27
Asia | Onerous | Contractual service margin | Insurance contracts issued
Disclosure of effect of insurance contracts initially recognised [line items]
Recoveries and reversals of recoveries of losses on onerous underlying contracts	0	0
Canada | Reinsurance contracts held
Disclosure of effect of insurance contracts initially recognised [line items]
Amount included in reinsurance assets for the year	7	8
Canada | Estimates of present value of cash outflows | Reinsurance contracts held
Disclosure of effect of insurance contracts initially recognised [line items]
Amount included in reinsurance assets for the year	(713)	(6,153)
Canada | Estimates of PV of future cash flows | Reinsurance contracts held
Disclosure of effect of insurance contracts initially recognised [line items]
Amount included in reinsurance assets for the year	626	5,876
Canada | Risk adjustment for non-financial risk | Reinsurance contracts held
Disclosure of effect of insurance contracts initially recognised [line items]
Amount included in reinsurance assets for the year	79	68
Canada | Contractual service margin | Reinsurance contracts held
Disclosure of effect of insurance contracts initially recognised [line items]
Amount included in reinsurance assets for the year	15	217
Canada | Non-Onerous | Insurance contracts issued
Disclosure of effect of insurance contracts initially recognised [line items]
Contracts initially recognized during the year	0	0
Canada | Non-Onerous | Estimates of present value of cash outflows | Insurance contracts issued
Disclosure of effect of insurance contracts initially recognised [line items]
Contracts initially recognized during the year	7,075	5,386
Canada | Non-Onerous | Insurance acquisition cash flows | Insurance contracts issued
Disclosure of effect of insurance contracts initially recognised [line items]
Contracts initially recognized during the year	1,080	860
Canada | Non-Onerous | Claims and other insurance service expenses payable | Insurance contracts issued
Disclosure of effect of insurance contracts initially recognised [line items]
Contracts initially recognized during the year	5,995	4,526
Canada | Non-Onerous | Estimates of PV of future cash flows | Insurance contracts issued
Disclosure of effect of insurance contracts initially recognised [line items]
Contracts initially recognized during the year	(7,675)	(5,876)
Canada | Non-Onerous | Risk adjustment for non-financial risk | Insurance contracts issued
Disclosure of effect of insurance contracts initially recognised [line items]
Contracts initially recognized during the year	147	117
Canada | Non-Onerous | Contractual service margin | Insurance contracts issued
Disclosure of effect of insurance contracts initially recognised [line items]
Contracts initially recognized during the year	453	373
Canada | Onerous | Insurance contracts issued
Disclosure of effect of insurance contracts initially recognised [line items]
Recoveries and reversals of recoveries of losses on onerous underlying contracts	12	16
Canada | Onerous | Estimates of present value of cash outflows | Insurance contracts issued
Disclosure of effect of insurance contracts initially recognised [line items]
Recoveries and reversals of recoveries of losses on onerous underlying contracts	86	193
Canada | Onerous | Insurance acquisition cash flows | Insurance contracts issued
Disclosure of effect of insurance contracts initially recognised [line items]
Recoveries and reversals of recoveries of losses on onerous underlying contracts	20	40
Canada | Onerous | Claims and other insurance service expenses payable | Insurance contracts issued
Disclosure of effect of insurance contracts initially recognised [line items]
Recoveries and reversals of recoveries of losses on onerous underlying contracts	66	153
Canada | Onerous | Estimates of PV of future cash flows | Insurance contracts issued
Disclosure of effect of insurance contracts initially recognised [line items]
Recoveries and reversals of recoveries of losses on onerous underlying contracts	(88)	(203)
Canada | Onerous | Risk adjustment for non-financial risk | Insurance contracts issued
Disclosure of effect of insurance contracts initially recognised [line items]
Recoveries and reversals of recoveries of losses on onerous underlying contracts	14	26
Canada | Onerous | Contractual service margin | Insurance contracts issued
Disclosure of effect of insurance contracts initially recognised [line items]
Recoveries and reversals of recoveries of losses on onerous underlying contracts	0	0
U.S. | Reinsurance contracts held
Disclosure of effect of insurance contracts initially recognised [line items]
Amount included in reinsurance assets for the year	21	33
U.S. | Estimates of present value of cash outflows | Reinsurance contracts held
Disclosure of effect of insurance contracts initially recognised [line items]
Amount included in reinsurance assets for the year	(6,373)	(7,519)
U.S. | Estimates of PV of future cash flows | Reinsurance contracts held
Disclosure of effect of insurance contracts initially recognised [line items]
Amount included in reinsurance assets for the year	5,664	6,164
U.S. | Risk adjustment for non-financial risk | Reinsurance contracts held
Disclosure of effect of insurance contracts initially recognised [line items]
Amount included in reinsurance assets for the year	606	1,004
U.S. | Contractual service margin | Reinsurance contracts held
Disclosure of effect of insurance contracts initially recognised [line items]
Amount included in reinsurance assets for the year	124	384
U.S. | Non-Onerous | Insurance contracts issued
Disclosure of effect of insurance contracts initially recognised [line items]
Contracts initially recognized during the year	0	0
U.S. | Non-Onerous | Estimates of present value of cash outflows | Insurance contracts issued
Disclosure of effect of insurance contracts initially recognised [line items]
Contracts initially recognized during the year	5,181	3,439
U.S. | Non-Onerous | Insurance acquisition cash flows | Insurance contracts issued
Disclosure of effect of insurance contracts initially recognised [line items]
Contracts initially recognized during the year	1,018	802
U.S. | Non-Onerous | Claims and other insurance service expenses payable | Insurance contracts issued
Disclosure of effect of insurance contracts initially recognised [line items]
Contracts initially recognized during the year	4,163	2,637
U.S. | Non-Onerous | Estimates of PV of future cash flows | Insurance contracts issued
Disclosure of effect of insurance contracts initially recognised [line items]
Contracts initially recognized during the year	(5,769)	(3,841)
U.S. | Non-Onerous | Risk adjustment for non-financial risk | Insurance contracts issued
Disclosure of effect of insurance contracts initially recognised [line items]
Contracts initially recognized during the year	146	136
U.S. | Non-Onerous | Contractual service margin | Insurance contracts issued
Disclosure of effect of insurance contracts initially recognised [line items]
Contracts initially recognized during the year	442	266
U.S. | Onerous | Insurance contracts issued
Disclosure of effect of insurance contracts initially recognised [line items]
Recoveries and reversals of recoveries of losses on onerous underlying contracts	29	44
U.S. | Onerous | Estimates of present value of cash outflows | Insurance contracts issued
Disclosure of effect of insurance contracts initially recognised [line items]
Recoveries and reversals of recoveries of losses on onerous underlying contracts	569	958
U.S. | Onerous | Insurance acquisition cash flows | Insurance contracts issued
Disclosure of effect of insurance contracts initially recognised [line items]
Recoveries and reversals of recoveries of losses on onerous underlying contracts	121	211
U.S. | Onerous | Claims and other insurance service expenses payable | Insurance contracts issued
Disclosure of effect of insurance contracts initially recognised [line items]
Recoveries and reversals of recoveries of losses on onerous underlying contracts	448	747
U.S. | Onerous | Estimates of PV of future cash flows | Insurance contracts issued
Disclosure of effect of insurance contracts initially recognised [line items]
Recoveries and reversals of recoveries of losses on onerous underlying contracts	(568)	(960)
U.S. | Onerous | Risk adjustment for non-financial risk | Insurance contracts issued
Disclosure of effect of insurance contracts initially recognised [line items]
Recoveries and reversals of recoveries of losses on onerous underlying contracts	28	46
U.S. | Onerous | Contractual service margin | Insurance contracts issued
Disclosure of effect of insurance contracts initially recognised [line items]
Recoveries and reversals of recoveries of losses on onerous underlying contracts	$ 0	$ 0